Lease (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Lease (Details)
Leases Expires	June 30, 2022
Rent Expense	$ 80,000
Leases Rate	1.5
Right-of-use Asset	$ 265,825
Lease Liability	$ 265,825